Schedule of cash and cash equivalents (Details) - BRL (R$)	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Cash and cash equivalents	R$ 3,472,845,000	R$ 3,222,768
Cash and cash equivalents	3,472,845,000	3,222,768,000
Cash And Bank Accounts [Member]
IfrsStatementLineItems [Line Items]
Cash and cash equivalents	231,372,000	228,711,000
Financial Investments With Immediate Liquidity [Member]
IfrsStatementLineItems [Line Items]
Cash and cash equivalents	R$ 3,241,473,000	R$ 2,994,057,000